Derivative And Financial Instruments (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	May 31, 2013	Mar. 31, 2013	Mar. 31, 2013 bbl	Jun. 30, 2014 bbl MMBTU Item	Dec. 31, 2013 Item
Derivative [Line Items]
Number of counterparties					2	2
Percentage of hedge of anticipated production volume, 2015						100.00%
Percentage of hedge of anticipated production volume, 2016						100.00%
Cost to liquidate derivative hedge				$ 0.3	$ 0.3
Amount reduced from outstanding swap positions					1,041,814
Derivative contract swap, fixed price					3.66
Number of barrels of oil				58,157	58,157
Execution of amendment			0.2	0.2
Reduction in outstanding interest rate swaps			30	30
Increase in interest rate swap settlement	2.1		2.1
Increase in natrual gas settlement		0.3
Outstanding debt	$ 30
Swaps Covering 2013 NYMEX
Derivative [Line Items]
Derivative swaps liquidated				395,218	395,218
Amount reduced from outstanding swap positions				1,041,814
Derivative contract swap, fixed price			3.66	3.66
Swaps Covering 2014 NYMEX
Derivative [Line Items]
Derivative swaps liquidated				1,634,530	1,634,530
2014 Oil Trade [Member]
Derivative [Line Items]
Stated swap price			98.10	98.10	98.10
2015 Oil Trade [Member]
Derivative [Line Items]
Stated swap price			93.50	93.50	93.50